Payments, by Project - 12 months ended Dec. 31, 2025 - USD ($)	Taxes	Royalties	Fees	Infrastructure	Total Payments
Total	$ 7,810,000	$ 3,560,000	$ 570,000	$ 70,000	$ 12,010,000
Moss Mine
Total	440,000		370,000		810,000
San Albino Mine
Total	$ 7,370,000	$ 3,560,000	$ 200,000	$ 70,000	$ 11,200,000